EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 98
Balance at end of period	195	$ 98
Carrying amount	195	98
Lab Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	69
Balance at end of period	20	69
Carrying amount	20	69
Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	29
Balance at end of period	175	29
Carrying amount	175	29
Lab Equipment, Disposed Of
Reconciliation of changes in property, plant and equipment [abstract]
Balance at end of period	3
Carrying amount	3
Proceeds from property, plant and equipment	10
Gains on disposals of property, plant and equipment	7
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	687	686
Additions	188	26
Equipment write-down	(64)	(13)
Effect of foreign exchange		12
Balance at end of period	811	687
Carrying amount	811	687
Cost | Lab Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	477	490
Additions	0	0
Equipment write-down	(64)	(13)
Effect of foreign exchange		0
Balance at end of period	413	477
Carrying amount	413	477
Cost | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	210	196
Additions	188	26
Equipment write-down	0	0
Effect of foreign exchange		12
Balance at end of period	398	210
Carrying amount	398	210
Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(589)	(490)
Equipment write-down	(61)	(13)
Depreciation charge	88	123
Effect of foreign exchange		(11)
Balance at end of period	(616)	(589)
Carrying amount	(616)	(589)
Accumulated Amortization | Lab Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(408)	(317)
Equipment write-down	(61)	(13)
Depreciation charge	46	104
Effect of foreign exchange		0
Balance at end of period	(393)	(408)
Carrying amount	(393)	(408)
Accumulated Amortization | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(181)	(173)
Equipment write-down	0	0
Depreciation charge	42	19
Effect of foreign exchange		(11)
Balance at end of period	(223)	(181)
Carrying amount	$ (223)	$ (181)